Net Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net Income (Loss) Per Common Share
Net Income (Loss) Per Common Share

14.  Net Income (Loss) Per Common Share

Basic net income (loss) per common share is computed using the weighted average common shares outstanding during the period. Diluted net income (loss) per common share reflects the potential dilution from the assumed conversion of all dilutive securities such as unvested restricted stock units, the purchase option issued to the underwriters in the Public Offering (the “Underwriter Option”) and the 2022 Warrant using the treasury stock method. When the effects of the outstanding unvested restricted stock units, the Underwriter Option and the 2022 Warrant are anti-dilutive, they are not included in the calculation of diluted net loss per common share.

The following table sets forth the computation of basic and diluted net loss per common share for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Net loss	$(9,933,406)	$(2,577,964)
Basic and diluted weighted average common shares	28,889,604	13,877,636
Basic and diluted net loss per common share	$(0.35)	$(0.19)

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	Three Months Ended
	March 31,
	2023	2022
Outstanding Warrants	1,500,000	—
Restricted stock units	5,169,238	626,268
Total	6,669,238	626,268

12.	Loss Per Common Share

Basic net loss per common share is computed using the weighted average common shares outstanding during the year. Diluted net loss per common share reflects the potential dilution from assumed conversion of all dilutive securities such as unvested restricted stock units and warrants using the treasury stock method. When the effects of the outstanding restricted stock units and warrants are anti-dilutive, they are not included in the calculation of diluted net loss per common share.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022 and 2021:

	2022	2021
Net loss	$(6,168,931)	$(7,923,607)
Basic weighted average common shares	14,676,369	10,675,765
Diluted weighted average common shares	14,676,369	10,675,765
Basic net loss per common share	$(0.42)	$(0.74)

	Year Ended
	December 31,
	2022	2021
Outstanding Warrants	1,500,000	—
Restricted stock units, including market based RSUs	1,451,448	626,268
Total	2,951,448	626,268